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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2002


Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     F.W. Thompson Co., Ltd.
Address:  One St. Clair Avenue West
          Toronto, Canada  M4V 1K6


Form 13F File Number: 28-04275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Thompson
Title:  Treasurer
Phone:  (416) 515-9500

Signature, Place, and Date of Signing:

  /s/ Jill Thompson                        Toronto, Ontario        May 7, 2002
-----------------------------------        ---------------       ---------------
        [Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                                --------
Form 13F Information Table Entry Total:            18
                                                --------

Form 13F Information Table Value Total:         $75,488
                                                --------
                                               (thousands)


List of Other Included Managers:

Sterling Management [1985] Limited
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FORM 13F INFORMATION TABLE-FW THOMPSON CO., LTD. (QUARTER ENDED 3/31/02)


                                                                                                                  VOTING AUTHORITY
NAME OF                       TITLE OF        CUSIP        VALUE   SHRS OR PRN SH/  PUT/  INVESTMENT  OTHER     SOLE    SHARED  NONE
ISSUER                        CLASS                       (X1000)  AMOUNT      PRN  CALL  DISCRETION  MANAGERS
ABBOTT LABS                   COM             002824100  1,052       20000      SH   N/A     SOLE      N/A      20000
ADC TELECOMMUNICATIONS        COM             000886101    761      187000      SH   N/A     SOLE      N/A     187000
CABLE & WIRE-LESS PUB LTD CO  SPONSORED ADR   126830207    246       25000      SH   N/A     SOLE      N/A      25000
CELLTECH GRP PLC              SPONSORED ADR   151158102      1          17      SH   N/A     SOLE      N/A         17
CHINA SOUTHN AIRLS LTD        SPON. ADR CL H  169409109  2,583      157000      SH   N/A     SOLE      N/A     157000
ENTERASYS NETWORKS INC        COM             293637104    492      116300      SH   N/A     SOLE      N/A     116300
ERICSSON LM TEL CO            ADR CL B SEKIO  294821400    418      100000      SH   N/A     SOLE      N/A     100000
DECODE GENETICS INC           COM             243586104    398       69972      SH   N/A     SOLE      N/A      69972
GOLD FIELDS LTD NEW           SPONSORED ADR   38059T106   3074      295000      SH   N/A     SOLE      N/A     295000
JP MORGAN CHASE & CO          COM             46625H100   2139       60000      SH   N/A     SOLE      N/A      60000
KNIGHT TRADING GROUP INC      COM             499063105   2720      381000      SH   N/A     SOLE      N/A     381000
MERCK & CO INC                COM             589331107  17274      300000      SH   N/A     SOLE      N/A     200000   100000
MERRILL LYNCH & CO INC        COM             590188108   5400       97500      SH   N/A     SOLE      N/A      97500
NEWMONT MINING CORP           COM             651639106  24785      895100      SH   N/A     SOLE      N/A     595100   300000
PARAMETRIC TECHNOLOGY CORP    COM             699173100   7006     1160000      SH   N/A     SOLE      N/A     910000   250000
PICO HLDGS INC                COM NEW         693366205   3854      258638      SH   N/A     SOLE      N/A     258638
SAPIENT CORP                  COM             803062108   1031      217000      SH   N/A     SOLE      N/A     217000
US BANCORP DEL                COM NEW         902973304   2254      100000      SH   N/A     SOLE      N/A              100000
